UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [  X   ]; Amendment Number;___4_
	This Amendment (Check only One.):	[ X ] is a restatement
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Nichols Asset Management, LLC
	27 Virginia Ridge Road
	Sudbury, MA  01776

Form 13F File Number:  28-14238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Patricia M. Nichols
Title:	Chief Compliance Officer/Partner
Phone:	978-440-8741


Signature, Place, and Date of Signing:



Patricia M. Nichols 	Sudbury, Massachusetts		February 14, 2012
  [Signature]               [City, State]                    [Date]

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]  13F NOTICE. (Check here if no holdings reported are in this report, and all
holdings are reported by other reporting managers(s).)

[    ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F  SUMMARY  PAGE


Report Summary:  Nichols Asset Management, LLC

Number of Other Included Managers	________NONE______________

Form 13F Information Table Entry Total: _________128______________

Form 13F Information Table Value Total: ________$_164,728_________
					      ( thousands)


List of Other Included Managers:		NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 M Corporation                com              88579Y101      627     7670 SH       Sole                     7070               600
Abbott Laboratories            com              002824100      425     7555 SH       Sole                     7555
                                                               143     2550 SH       Defined                           2550
AboveNet Inc.                  com              00374N107     2529    38905 SH       Sole                      430     2870    35605
Akorn Inc                      com              009728106     2484   223370 SH       Sole                     2485    16515   204370
American Public Education      com              02913V103     3071    70955 SH       Sole                      785     5240    64930
American Tower Corp            com              029912201      204     3400 SH       Sole                     3400
Ann Inc                        com              035623107     2013    81215 SH       Sole                      900     5990    74325
Apple Computer                 com              037833100      202      500 SH       Sole                      500
                                                                95      235 SH       Defined                            235
Atlas Air Worldwide            com              049164205     2307    60025 SH       Sole                      665     4430    54930
BASF AG - ADR                  com              055262505      436     6234 SH       Sole                     6234
BP PLC                         com              055622104      240     5613 SH       Sole                     5613
Balchem Corp                   com              057665200     4032    99465 SH       Sole                     1125     7410    90930
Becton Dickenson & Co.         com              075887109      291     3900 SH       Sole                     3900
Bio Scrip Inc                  com              09069N108     1346   246515 SH       Sole                     2700    17940   225875
Bottom Line Technologies       com              101388106     3387   146175 SH       Sole                     1650    10770   133755
Broadsoft                      com              11133B409     1891    62610 SH       Sole                      690     4625    57295
CVS Corporation                com              126650100      413    10137 SH       Sole                    10137
                                                                82     2000 SH       Defined                           2000
Chevron                        com              166764100      441     4147 SH       Sole                     3685               462
                                                                27      250 SH       Defined                            250
Chubb Corp.                    com              171232101      400     5775 SH       Sole                     5775
                                                                17      250 SH       Defined                            250
Cisco System Inc               com              17275R102      199    11030 SH       Sole                    11030
Coca-Cola Femsa SAB de CV      com              191241108      239     2510 SH       Sole                     2510
Colgate Palmolive              com              194162103      259     2800 SH       Sole                     2800
                                                                23      250 SH       Defined                            250
Costar Group Inc.              com              22160N109     2373    35555 SH       Sole                      390     2625    32540
Costco                         com              22160K105      422     5060 SH       Sole                     5060
Cyberonics Inc.                com              23251P102     2899    86525 SH       Sole                      950     6380    79195
DTS Inc                        com              23335C101     2541    93275 SH       Sole                     1030     6880    85365
Dell Computer                  com              247025109      211    14425 SH       Sole                    14425
Deluxe Co.                     com              248019101     2157    94755 SH       Sole                     1050     6800    86905
Dillards                       com              254067101     2902    64665 SH       Sole                      750     4820    59095
Dow Jones Industrial Avg ETF   com              252787106     1265    10378 SH       Sole                    10378
E M C Corp                     com              268648102      912    42330 SH       Sole                    42330
                                                                67     3100 SH       Defined                           3100
EXXON                          com              30231G102      174     2051 SH       Sole                     2051
                                                               161     1900 SH       Defined                           1900
Entegris                       com              29362U104     2974   340880 SH       Sole                     3850    27330   309700
FEI Co                         com              30241L109     2099    51460 SH       Sole                      570     3800    47090
Financial Engines              com              317485100     1585    70970 SH       Sole                      800     5200    64970
Finisar                        com              31787A507     1651    98620 SH       Sole                     1085     7215    90320
Fresh Markets                  com              35804h106     2505    62775 SH       Sole                      705     4650    57420
GILEAD Sciences Inc.           com              375558103      355     8675 SH       Sole                     8675
General Electric               com              369604103      417    23300 SH       Sole                    22100              1200
                                                                13      700 SH       Defined                            700
General Mills                  com              370334104      386     9540 SH       Sole                     8540              1000
GeoEye, Inc.                   com              37250W108     1260    56720 SH       Sole                      625     3890    52205
HMS Holdings                   com              40425J101     4490   140410 SH       Sole                     1650    10380   128380
Healthcare Services Group      com              421906108     2701   152662 SH       Sole                     1725    10935   140002
Hub Group Inc                  com              443320106     1894    58390 SH       Sole                      650     4300    53440
I Shares Barclays 1-3 Credit B com              464288646     1584    15202 SH       Sole                    15202
I Shares S&P Preferred Index   com              464288687     3947   110815 SH       Sole                   110815
IPC: The Hospitalist Company,  com              44984A105     3656    79965 SH       Sole                      900     5630    73435
Infospace Inc.                 com              45678T300     1337   121615 SH       Sole                     1345     8980   111290
Insulet Corporation            com              45784P101     2689   142780 SH       Sole                     1600    10600   130580
Intel Corp.                    com              458140100      626    25817 SH       Sole                    25817
                                                                 8      350 SH       Defined                            350
Intl Business Machines Corp.   com              459200101      469     2550 SH       Sole                     2550
                                                                13       70 SH       Defined                             70
Johnson & Johnson              com              478160104      388     5920 SH       Sole                     5920
                                                                16      250 SH       Defined                            250
Joy Global                     com              481165108      290     3870 SH       Sole                     3870
Kemet Corp.                    com              488360207     1653   234500 SH       Sole                     2600    17315   214585
Kimberly-Clark Corp            com              494368103      310     4215 SH       Sole                     4215
Kinder Morgan Management, LLC  com              49455U100      361     4595 SH       Sole                     4595
Kodiac Oil & Gas Corp          com              50015Q100     2302   242360 SH       Sole                     2685    17895   221780
LSB Industries                 com              502160104     1848    65940 SH       Sole                      750     4900    60290
Lehman High Yield Liq Bond Ind com              78464A417     5133   133493 SH       Sole                   133363               130
Life Time Fitness Inc.         com              53217R207     2599    55600 SH       Sole                      615     4105    50880
Littelfuse Inc.                com              537008104     2282    53085 SH       Sole                      550     3900    48635
Madden, Steven                 com              556269108     2763    80093 SH       Sole                      877     6060    73156
Marsh & McLennan               com              571748102      366    11560 SH       Sole                    11560
Masimo Corporation             com              574795100     1534    82100 SH       Sole                      900     6100    75100
McDonalds Corp.                com              580135101      610     6080 SH       Sole                     6080
                                                               181     1800 SH       Defined                           1800
Microsoft                      com              594918104      260    10000 SH       Sole                    10000
Microstrategy                  com              594972408     2294    21180 SH       Sole                      240     1510    19430
Middleby                       com              596278101     2274    24185 SH       Sole                      265     1785    22135
Monroe Muffler                 com              610236101     3597    92725 SH       Sole                     1050     6540    85135
NIC Inc.                       com              62914B100     2042   153405 SH       Sole                     1700    11325   140380
NIKE                           com              654106103      416     4315 SH       Sole                     4315
NSTAR                          com              67019E107      366     7800 SH       Sole                     7800
National Grid                  com              636274300      303     6245 SH       Sole                     6245
Nestle ADR                     com              641069406      599    10367 SH       Sole                    10367
                                                                32      550 SH       Defined                            550
Novartis                       com              66987v109      451     7895 SH       Sole                     7895
                                                                97     1700 SH       Defined                           1700
Novo-Nordisk ADR               com              670100205      349     3030 SH       Sole                     3030
NxStage Medical, Inc.          com              67072v103     1974   111005 SH       Sole                     1250     8050   101705
Oracle Systems                 com              68389X105      373    14530 SH       Sole                    14530
Pepsi                          com              713448108      352     5300 SH       Sole                     5300
                                                                66     1000 SH       Defined                           1000
Petroleum Developement Corp    com              716578AB5     2824    80420 SH       Sole                      895     5940    73585
Power Assets ADR               com              438580300      290    39250 SH       Sole                    38575               675
Power Integrations Inc.        com              739276103     2116    63820 SH       Sole                      710     4610    58500
Power Shares QQQ Trust - Nasda com              73935A104     1254    22466 SH       Sole                    22466
Procter & Gamble Co.           com              742718109      300     4500 SH       Sole                     4500
ProsharesUltrashort            com              74347X856      430    32760 SH       Sole                    32260               500
Resolute Energy Corporation    com              76116A108     1309   121210 SH       Sole                     1340     8950   110920
SK Telecom                     com              78440P108      175    12825 SH       Sole                    12825
SPDR Trust Series 1 S&P 500    com              78462F103     1230     9798 SH       Sole                     9798
Siemens AG                     com              826197501      257     2685 SH       Sole                     2685
Susser Holdings Corporation    com              869233106     2065    91290 SH       Sole                     1010     6745    83535
Syngenta AG                    com              87160A100      350     5930 SH       Sole                     5930
Sysco                          com              871829107      301    10275 SH       Sole                    10275
TEVA Pharmaceutical            com              881624209      431    10680 SH       Sole                    10680
                                                                57     1400 SH       Defined                           1400
Taiwan Semiconductor           com              874039100      206    15971 SH       Sole                    15971
Tennant                        com              880345103     2585    66505 SH       Sole                      750     4930    60825
Tetra Technologies Inc.        com              88162f105     2081   222800 SH       Sole                     2450    16025   204325
Texas Roadhouse Inc.           com              882681109     2179   146210 SH       Sole                     1650    10630   133930
Thermo Fisher Scientific       com              883556102      243     5401 SH       Sole                     5401
Titan International            com              88830M102     2007   103130 SH       Sole                     1140     7615    94375
Ultimate Software Group, Inc.  com              90385D107     3598    55250 SH       Sole                     1600     3970    49680
Ultratech Inc.                 com              904034105     2299    93550 SH       Sole                     1035     6905    85610
United Technologies            com              913017109      382     5220 SH       Sole                     5220
                                                               117     1600 SH       Defined                           1600
Wal-Mart Stores Inc.           com              931142103      382     6390 SH       Sole                     6390
                                                                15      250 SH       Defined                            250
Wesco                          com              95082p105     2894    54600 SH       Sole                      600     4000    50000
Worthington Industries         com              981811102     1858   113420 SH       Sole                     1255     8375   103790
Wright Express                 com              98233Q105     3335    61445 SH       Sole                      700     4510    56235
ZOLL Medical Corp.             com              989922109     4702    74415 SH       Sole                      800     5340    68275
Zumiez, Inc                    com              989817101     2682    96610 SH       Sole                     1075     7200    88335
iShares Dow Select Dividend    com              464287168      733    13631 SH       Sole                    13631